Condensed Financial Information of the Parent Company (Details) - Schedule of balance sheets (Parentheticals) - Parent Company [Member] - $ / shares		Dec. 31, 2022		Dec. 31, 2021
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		300,000,000	[1]	300,000,000
Ordinary shares, shares issued	[1]	8,213,040		8,213,040
Ordinary shares, shares outstanding	[1]	8,213,040		8,213,040
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		200,000,000		200,000,000	[1]
Ordinary shares, shares issued	[1]	31,558		31,558
Ordinary shares, shares outstanding	[1]	31,558		31,558

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14).